Cover	Oct. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2023
Entity File Number	001-39616
Entity Registrant Name	EARGO, INC.
Entity Central Index Key	0001719395
Entity Tax Identification Number	27-3879804
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2665 North First Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	650
Local Phone Number	351-7700
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	EAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false